OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Other taxes payable	$ 488,712	$ 111,584
Accrued payroll & welfare	32,014	14,175
Accrued expense & liability	1,181,143	967,234
Interest payable	0	551,987
Others	38,605	24,690
Other payables and accrued expenses	$ 1,740,474	$ 1,669,670